FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	6 Months Ended	10 Months Ended	12 Months Ended
	Aug. 31, 2015	Dec. 31, 2014	Feb. 28, 2015
Fair value Level 2 Notes			$ 1,320,689
Fair Value, Inputs, Level 3 [Member]
Stock price	$ 0.25	$ 6.00	$ 0.70
Risk free rate	1.50%	1.65%	1.54%
Volatility	125.00%	123.00%	129.00%